Schedule of amounts recognised in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation expense of right-of-use asset (Refer note 13)	₨ 56,649
Interest expense on lease liabilities (Refer note 16)	35,992
Expense relating to short-term leases (Refer note 12)	1,832	₨ 2,330	₨ 9,418
Total amount recognised in profit or loss	₨ 94,473
Travel Co In Limited [Member]
IfrsStatementLineItems [Line Items]
Depreciation expense of right-of-use asset (Refer note 13)		62,643
Interest expense on lease liabilities (Refer note 16)		43,871
Expense relating to short-term leases (Refer note 12)		2,330
Total amount recognised in profit or loss		₨ 108,844